SCHEDULE OF FAIR VALUE MEASUREMENT INPUTS AND VALUATION TECHNIQUES (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility (%)					66.00%	45.40%
Expected dividend growth rate (%)					0.00%	0.00%
Risk-free interest rate (%)					0.87%	0.90%
Expected term (years)					3 years 6 months 3 days	3 years 6 months 3 days
Weighted average contractual life (years)					3 years 9 months 3 days	3 years 6 months
Weighted average fair value of options granted					$ 16.80	$ 16.02
Weighted average exercise price - maximum					$ 36.91	$ 8.29
Aggregate intrinsic value of stock options outstanding					$ 3,047	$ 27,682
Compensation cost to be recognized for unvested options					8,505	5,564
Shareholder compensation expense	$ 785,000	$ 568,000	$ 8,797,000	$ 1,002,000	$ 2,565	$ 996
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average exercise price - maximum					$ 18.12	$ 11.05
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average exercise price - maximum					$ 55.25	$ 30.39